NOTE 9 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)															3 Months Ended					6 Months Ended			12 Months Ended			15 Months Ended
	Feb. 05, 2024	Dec. 01, 2023	Oct. 05, 2023	Sep. 08, 2023	Jun. 12, 2023	Sep. 06, 2022	Aug. 02, 2022	Jul. 19, 2022	Jun. 01, 2022	Mar. 16, 2022	Jan. 21, 2022	Dec. 09, 2021	Oct. 21, 2021	Sep. 03, 2021	Feb. 29, 2024	Feb. 28, 2023	Nov. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2023	Oct. 11, 2022	Oct. 10, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share															$ 0.001					$ 0.001			$ 0.001
Stockholders' Equity, Reverse Stock Split					on June 12, 2023, the Board of Directors approved a reverse split for the Company’s issued and outstanding common stock, at a ratio of 1 share for every 10,000 shares, contingent upon receiving a market effectiveness date from FINRA
[custom:StockholdersEquityReverseStockSplitCancellation]				On September 8, 2023, however, the Board of Directors decided to cancel the company's upcoming 10,000 to 1 reverse split. The Board of Directors decided it would not be in the best interest of the stockholders or the Company to execute a reverse split at this time. The Company plans to inform FINRA that it will not be moving forward with the reverse split and will withdraw its application
Common Stock, Shares Authorized															10,000,000,000					10,000,000,000			10,000,000,000				10,000,000,000	1,000,000,000
Proceeds from Issuance of Common Stock																					$ 146,475		$ 146,475	$ 318,141
Common Stock, Shares, Issued															2,331,965,321					2,331,965,321			1,285,283,385
Common Stock, Shares, Outstanding															2,331,965,321					2,331,965,321			1,285,283,385
[custom:SeriesCPreferredSharesIssuedAmount]																					69,000		$ 69,000	586,906
Dividend, Share-Based Payment Arrangement																					10,629		31,387	36,952
Payments of Ordinary Dividends, Preferred Stock and Preference Stock																$ (4,864)					$ (10,629)		$ 31,387	$ 36,952	$ 25,835
Income Tax Examination, Penalties Expense																						$ 141,945
Alumni Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities							50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.02
Warrants and Rights Outstanding, Term							5 years
Debt Instrument, Fair Value Disclosure							$ 234,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price							$ 0.0048
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							2.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate							221.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Payments							$ 0
Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted																81,075	96,075			174,421			250,268
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockCancelledDuringPeriodSharesSeriesBPreferred]		20,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:SeriesCPreferredSharesIssuedShares]						90,275
[custom:SeriesCPreferredSharesIssuedAmount]						$ 78,500
Proceeds from Issuance of Convertible Preferred Stock						$ 69,000
C E O [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued Salaries, Current			$ 45,000
Stock Issued During Period, Shares, Employee Benefit Plan																		10,000,000
C E O [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture			225,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																221,354,447				1,056,681,936	296,392,233		700,770,802			75,037,786
[custom:StockCancelledDuringPeriodSharesCommonShares]	235,000,000														(235,000,000)					(235,000,000)
[custom:StockCancelledDuringPeriodSharesSeriesBPreferred]
[custom:SeriesCPreferredSharesIssuedShares]
[custom:SeriesCPreferredSharesIssuedAmount]
[custom:StockIssuedDuringPeriodPutSharesForCashShares]																								14,900,000
Stock Issued During Period, Shares, Other
Stock Issued During Period, Shares, Issued for Services																				225,000,000				45,000,000
Stock Issued During Period, Shares, Conversion of Units																							700,770,802	85,715,176
[custom:StockIssuedDuringPeriodSharesConversionOfUnitsSeriesD]																								12,307,672
Alumni Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned							$ 1,000,000.0
Debt Instrument, Convertible, Associated Derivative Transactions, Description							The purchase price is number of common stocks in a Purchase Notice issued by the Company multiplied by 75% of the lowest traded price of the Common Stock five Business Days prior to the Closing, which is no later than five business days after the Purchase Notice Date
Common Stock, Shares Subscribed but Unissued																200,000,000					200,000,000		200,000,000
Proceeds from Issuance of Common Stock																							$ 146,475
Alumni Capital Total Proceeds [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance of Common Stock																					$ 146,475
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																(81,075)				(174,421)	(177,150)
[custom:StockCancelledDuringPeriodSharesCommonShares]
[custom:StockCancelledDuringPeriodSharesSeriesBPreferred]															(20,000)					(20,000)
[custom:SeriesCPreferredSharesIssuedShares]																					90,275		90,275	757,965
[custom:SeriesCPreferredSharesIssuedAmount]																					$ 90		$ 90	$ 758
[custom:StockIssuedDuringPeriodPutSharesForCashShares]
Stock Issued During Period, Shares, Other																							(1,436)
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Shares, Conversion of Units																							(250,268)	(422,115)
[custom:StockIssuedDuringPeriodSharesConversionOfUnitsSeriesD]																								(187)
Preferred Stock [Member] | Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted																				174,421
Put Share 0. 02288 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodPutSharesForCashShares]																			2,500,000
Put Share 0. 02719 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodPutSharesForCashShares]																			3,000,000
Put Shares 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																			$ 0.02288
Put Shares 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																			$ 0.02719
Shares Issued At. 01548 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																		$ 0.01548				$ 0.01548
Stock Issued During Period, Shares, Other																		1,800,000
Shares Issued At 0. 01716 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																		$ 0.01716				0.01716
Stock Issued During Period, Shares, Other																		3,000,000
Shares Issued At 0. 01729 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																		$ 0.01729				0.01729
Stock Issued During Period, Shares, Other																		2,300,000
Shares Issued At 0. 0110 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																		$ 0.0110				0.0110
Stock Issued During Period, Shares, Other																		2,300,000
Chief Investment Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan																		5,000,000
C E O And Chief Investment Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																		$ 0.0138				0.0138
Seven Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																		$ 0.0138				$ 0.0138
Stock Issued During Period, Shares, Issued for Services																		30,000,000
Accredited Investor One [Member] | Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction														234,300
Proceeds from Issuance or Sale of Equity														$ 203,500
Sale of Stock, Consideration Received on Transaction														$ 184,000
Accredited Investor Two [Member] | Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													98,325
Proceeds from Issuance or Sale of Equity													$ 85,450
Sale of Stock, Consideration Received on Transaction													$ 75,390
Investor One [Member] | Seires D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																			153
[custom:StockIssuedDuringPeriodSharesValue]																			153,000
Proceeds from Issuance of Preferred Stock and Preference Stock																			$ 140,760
Investor Two [Member] | Seires D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other												34
[custom:StockIssuedDuringPeriodSharesValue]												34,000
Proceeds from Issuance of Preferred Stock and Preference Stock												$ 31,280
Investor Three [Member] | Seires C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other											89,490
[custom:StockIssuedDuringPeriodSharesValue]											78,035
Proceeds from Issuance of Preferred Stock and Preference Stock											$ 68,535
Investor Four [Member] | Seires C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other										96,075
[custom:StockIssuedDuringPeriodSharesValue]										83,500
Proceeds from Issuance of Preferred Stock and Preference Stock										$ 73,600
Investor Five [Member] | Seires C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other									147,775
[custom:StockIssuedDuringPeriodSharesValue]									128,500
Proceeds from Issuance of Preferred Stock and Preference Stock									$ 115,000
Investor Six [Member] | Seires C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other								92,000
[custom:StockIssuedDuringPeriodSharesValue]								80,000
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 70,380